PRIVATE PLACEMENT (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended	9 Months Ended
	Apr. 28, 2020	Jun. 30, 2020	Sep. 30, 2020
PRIVATE PLACEMENT
Exercise price of warrants (in dollars per share)	$ 11.50
Private Placement
PRIVATE PLACEMENT
Number of warrants to purchase shares issued (in shares)	10,280,000	10,280,000	10,280,000
Price of warrants (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Proceeds from issuance of warrants	$ 10.3	$ 10.3	$ 10.3
Exercise price of warrants (in dollars per share)		$ 11.50	$ 11.50
Private Placement | Class A ordinary shares
PRIVATE PLACEMENT
Number of shares called by each warrants (in shares)		1	1